UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   November 19, 2025 to December 17, 2025

Commission File Number of issuing entity:  333-257991-12

Central Index Key Number of issuing entity:  0002029929

Wells Fargo Commercial Mortgage Trust 2024-C63
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-257991

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001577313

National Cooperative Bank, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

A.J. Sfarra (212) 214-5613
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4325093
38-4325094
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-3			X
A-SB			X
A-4			X
A-5			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 17, 2025 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2024-C63.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2024-C63 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from November 19, 2025 to December 17, 2025.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on November 12, 2025. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 6, 2025. The Central Index Key number for Wells Fargo is 0000740906.

Argentic Real Estate Finance 2 LLC, one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 17, 2025. The Central Index Key number for  Argentic Real Estate Finance 2 LLC is 0001968416.

JPMorgan Chase Bank, National Association one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 7, 2025. The Central Index Key number for JPMorgan Chase Bank, National Association is 0000835271.

National Cooperative Bank, N.A., one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 7, 2025. The Central Index Key number for National Cooperative Bank, N.A. is 0001577313.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on November 14, 2025. The Central Index Key number of GSMC is 0001541502.

Societe Generale Financial Corporation, one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2025. The Central Index Key number for  Societe Generale Financial Corporation is 0001755531.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 30, 2025 under Commission File No. 333-257991-12 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 30, 2025 under Commission File No. 333-257991-12 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Deutsche Bank National Trust Company, as NCB co-trustee:

In 2014 and 2015, several investors sued several trustees of residential mortgage-backed securities ("RMBS") trusts, including Deutsche Bank National Trust Company ("DBNTC"), concerning the trustees' administration of RMBS trusts.  These cases generally alleged that the RMBS trustees failed to perform purported duties, as trustees for private-label RMBS trusts, to enforce breaches of representations and warranties as to mortgage loans held by the trusts and to enforce breaches by servicers of their mortgage loan servicing obligations for the trusts.  Investors have sued DBNTC in nine of these cases.  DBNTC has settled two cases brought by funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P. and others; settled two cases brought by Royal Park Investments SA/NV; obtained summary judgment in one case, brought by certain special purpose entities including Phoenix Light SF Limited; and obtained a dismissal in one case, brought by the Western and Southern Life Insurance Company and five related entities.  In addition, the three cases described below remain active.

On November 7, 2014, the National Credit Union Administration Board ("NCUA"), as an investor in 121 RMBS trusts, filed a complaint in the U.S. District Court for the Southern District of New York against DBNTC as trustee of those trusts, alleging violations of the U.S. Trust Indenture Act of 1939 ("TIA") and the New York Streit Act ("Streit Act") for DBNTC's alleged failure to perform certain purported statutory and contractual duties. On March 5, 2015, NCUA amended its complaint to assert claims as an investor in 97 of the 121 RMBS trusts that were the subject of its first complaint. The amended complaint alleged violations of the TIA and Streit Act, as well as breach of contract, breach of fiduciary duty, breach of the covenant of good faith, negligence, gross negligence and negligent misrepresentation. NCUA's complaint alleged that the trusts at issue suffered total realized collateral losses of U.S. $17.2 billion, but the complaint did not include a demand for money damages in a sum certain. On May 1, 2015, DBNTC filed a motion to dismiss the amended complaint.  On July 31, 2018, the court issued an order that, among other things, denied DBNTC's motion to dismiss without prejudice to its renewal.  On August 31, 2018, NCUA filed a letter informing the court that it intended to:  (i) drop all of its claims as to 60 of the 97 trusts at issue; (ii) drop its claims as to certain, but not all, certificates for 3 additional trusts; and (iii) move for leave to file an amended complaint bringing claims as to the remaining 37 trusts at issue.  On October 5, 2018, NCUA filed a motion for leave to file a second amended complaint that asserted claims as to only 37 of the 97 trusts that were originally at issue, and added new claims for a declaratory judgment and breach of contract arising out of the payment from trust funds of DBNTC's legal fees and expenses in NCUA's action and in other actions brought by investors against DBNTC for alleged breaches of its duties as an RMBS trustee.  On November 5, 2018, DBNTC filed a motion to stay NCUA's new claims relating to payment from trust funds of DBNTC's legal fees and expenses and all related discovery.  On October 15, 2019, the court:  (i) granted in part NCUA's motion for leave to file a second amended complaint; and (ii) granted DBNTC's motion to stay NCUA's new claims relating to payment from trust funds of DBNTC's legal fees and expenses and all related discovery.  The court permitted NCUA to file a second amended complaint asserting claims for:  (i) breach of contract arising out of DBNTC's alleged failure to perform certain purported statutory and contractual duties; and (ii) declaratory judgment and breach of contract arising out of the payment from trust funds of DBNTC's legal fees and expenses.  The court denied NCUA's request to assert additional claims for:  (i) negligence and gross negligence; and (ii) breach of fiduciary duty.  On October 21, 2019, NCUA filed a second amended complaint.  On November 15, 2019, DBNTC filed an answer to the second amended complaint.  On June 11, 2021, NCUA filed a third amended complaint, the substance of which was unchanged from the second amended complaint.  On July 1, 2021, DBNTC filed an answer to the third amended complaint.  On October 5, 2021, NCUA filed a fourth amended complaint, the substance of which was unchanged from the third amended complaint.  On October 25, 2021, DBNTC filed an answer to the fourth amended complaint.  On February 4, 2022, the parties filed a stipulation in which NCUA agreed to voluntarily dismiss with prejudice all claims as to 19 trusts.  On February 28, 2022, both parties filed motions for partial summary judgment.  On August 15, 2025, the court granted in part and denied in part both motions, and on October 9, 2025, the court entered the parties' stipulation dismissing certain additional claims based on the summary judgment decision. Discovery is ongoing.

On December 23, 2015, Commerzbank AG ("Commerzbank"), as an investor in 50 RMBS trusts, filed a complaint in the U.S. District Court for the Southern District of New York against DBNTC as trustee of the trusts, asserting claims for violations of the TIA and New York's Streit Act, breach of contract, breach of fiduciary duty, negligence, and breach of the covenant of good faith, based on DBNTC's alleged failure to perform its duties as trustee for the trusts. Commerzbank alleges that DBNTC caused it to suffer "hundreds of millions of dollars in losses," but the complaint does not include a demand for money damages in a sum certain.  On April 29, 2016, Commerzbank filed an amended complaint.  The amended complaint asserts the same claims as did the original complaint, and, like the original complaint, alleges that DBNTC caused Commerzbank to suffer "hundreds of millions of dollars in losses," but does not include a demand for money damages in a sum certain.  On May 27, 2016, DBNTC filed a motion to dismiss the amended complaint.  On February 10, 2017, the court granted in part and denied in part DBNTC's motion to dismiss.  The court granted the motion to dismiss with respect to Commerzbank's claim for breach of the covenant of good faith and claim under the Streit Act, dismissing those claims with prejudice.  The court also granted the motion to dismiss with respect to Commerzbank's claim under the TIA as to the 46 trusts at issue governed by pooling and servicing agreements, dismissing that claim with prejudice as to those 46 trusts.  The court also granted the motion to dismiss, without prejudice, with respect to Commerzbank's breach of contract claim as to ten trusts whose governing agreements limit the right to file suit under the governing agreements to certain specified parties, including the registered holder of a certificate issued by the trust.  The court held that, although Commerzbank has not received authorization from the registered holder of the certificates at issue to file suit, it may still obtain that authorization from the registered holder.  The court denied the remainder of the motion to dismiss.  Therefore, with the exception of the claims relating to the ten trusts for which Commerzbank has not received authorization to file suit, Commerzbank's claims for breach of contract, breach of fiduciary duty, and negligence will proceed.  Commerzbank's claim under the TIA as to the four trusts governed by agreements other than pooling and servicing agreements will also proceed.  On May 1, 2017, DBNTC filed an answer to the amended complaint.  On November 30, 2017, Commerzbank filed a second amended complaint that names Deutsche Bank Trust Company Americas ("DBTCA") as a defendant in addition to DBNTC.  DBTCA serves as trustee for 1 of the 50 trusts at issue.  DBNTC serves as trustee for the other 49 trusts at issue.  Commerzbank's second amended complaint brings claims for violation of the TIA; breach of contract; breach of fiduciary duty; negligence; violation of the Streit Act; and breach of the covenant of good faith.  However, in the second amended complaint, Commerzbank acknowledges that the court previously dismissed its TIA claims for the trusts governed by pooling and servicing agreements, as well as its Streit Act claims and claims for breach of the covenant of good faith, and Commerzbank only includes these claims to preserve any rights on appeal.  The second amended complaint alleges that DBNTC and DBTCA caused Commerzbank to suffer "hundreds of millions of dollars in losses," but the complaint does not include a demand for money damages in a sum certain.  On January 29, 2018, DBNTC and DBTCA filed an answer to the second amended complaint.  On December 7, 2018, DBNTC and DBTCA filed a motion for summary judgment.  Also on December 7, 2018, Commerzbank, jointly with the Phoenix Light plaintiffs, filed a motion for partial summary judgment.  On February 8, 2022, the court issued an order in which it granted in part DBNTC and DBTCA's motion for summary judgment and denied plaintiffs' motion for partial summary judgment.  As a result of that order, many of plaintiffs' claims and theories were dismissed with prejudice.  On September 26, 2024, DBNTC and DBTCA filed a motion for summary judgment, which has been fully briefed.

On December 30, 2015, IKB International, S.A. in Liquidation and IKB Deutsche Industriebank A.G. (collectively, "IKB"), as an investor in 37 RMBS trusts, filed a summons with notice in the Supreme Court of the State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts.  On May 27, 2016, IKB served its complaint asserting claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, violation of the Streit Act, violation of the TIA, violation of Regulation AB, and violation of Section 9 of the Uniform Commercial Code.  IKB alleges that DBNTC and DBTCA are liable for over U.S. $268 million in damages.  On October 5, 2016, DBNTC and DBTCA, together with several other trustees defending lawsuits by IKB, filed a joint motion to dismiss.  On January 6, 2017, IKB filed a notice of discontinuance, voluntarily dismissing with prejudice all claims as to three trusts.  On June 20, 2017, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to four additional trusts.  On January 27, 2021, the court granted in part and denied in part DBNTC and DBTCA's motion to dismiss.  The court granted the motion to dismiss with respect to IKB's claims for violations of the Streit Act, Regulation AB, and Section 9 of the Uniform Commercial Code, as well as certain aspects of IKB's claims for breach of contract, breach of fiduciary duty, and violation of the TIA.  The court denied the remainder of the motion to dismiss.  IKB's remaining claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of the TIA will proceed.  On May 10, 2021, DBNTC and DBTCA filed a notice of appeal with the New York Supreme Court Appellate Division, First Department, regarding certain aspects of the court's order on the motion to dismiss.  On May 20, 2021, IKB filed a notice of cross appeal with respect to other aspects of that order.  On August 30, 2022, the New York Supreme Court, Appellate Division, First Department affirmed in part and reversed in part the court's order on the motion to dismiss.  After DBNTC and DBTCA appealed the First Department's decision, on June 15, 2023, the New York Court of Appeals reversed the First Department's decision in part, dismissing certain additional contract claims, as well as IKB's claims for breach of fiduciary duty and breach of duty to avoid conflicts of interest.  On June 2, 2021, IKB filed a motion for re-argument regarding certain aspects of the court's order on the motion to dismiss, which the court denied on August 3, 2021.  On May 13, 2021, DBNTC and DBTCA filed an answer to the complaint.  On October 28, 2021, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to seven additional trusts.  On December 29, 2021, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to one additional trust.  On April 22, 2022, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to 17 certificates at issue, including all claims as to 5 trusts.  On February 28, 2023, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to two trusts, leaving 15 trusts at issue.  On November 21, 2023, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to three trusts, leaving 12 trusts at issue.  On November 14, 2024, DBNTC and DBTCA filed a motion for summary judgment.  Also on November 14, 2024, IKB filed a motion for partial summary judgment.  On August 11, 2025, the court granted in part and denied in part certain aspects of both motions.  On October 20, 2025, the court resolved the remainder of both motions and dismissed certain additional claims. All parties have filed notices of appeal with respect to certain aspects of the court's summary judgment orders.

It is DBNTC's belief that it has no pending legal proceedings (including, based on DBNTC's current evaluation, the litigation disclosed in the foregoing above) that would materially affect its ability to perform its duties under the Pooling and Servicing Agreement for this transaction.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2024-C63, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	11/18/2025	$0.01
Current Distribution Date	12/17/2025	$0.00

*REO Account
Prior Distribution Date	11/18/2025	$0.00
Current Distribution Date	12/17/2025	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2024-C63, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	11/18/2025	$7,414.94
Current Distribution Date	12/17/2025	$7,146.89

Interest Reserve Account
Prior Distribution Date	11/18/2025	$0.00
Current Distribution Date	12/17/2025	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	11/18/2025	$0.00
Current Distribution Date	12/17/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2024-C63, relating to the December 17, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on December 30, 2025 under Commission File No. 333-257991-12 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on December 30, 2025 under Commission File No. 333-257991-12 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony J. Sfarra
Anthony J. Sfarra, President

Date: December 30, 2025